Business combination - Summary of Goodwill or Bargain Purchase Gain (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Oct. 20, 2025
Disclosure Of Goodwill or bargain purchase gain arising from the business combination [Line Items]
Goodwill (bargain purchase gain)		₩ (3,077)	₩ 0	₩ 0
HIEP HIEP THANH Investment Company Limited
Disclosure Of Goodwill or bargain purchase gain arising from the business combination [Line Items]
Total consideration transferred		132,519
Fair value of identifiable net assets acquired		135,596			₩ 135,596
Goodwill (bargain purchase gain)	[1]	₩ (3,077)

[1]	The bargain purchase gain arose as the consideration transferred was determined by taking into consideration the market conditions at the transaction date, including exchange rate fluctuations, the seller’s negotiating position, and the urgency to complete the transaction. After reassessing the related fair value measurements to confirm that there were no measurement errors, the Group recognized the amount as a bargain purchase gain.